Property and equipment	12 Months Ended
Dec. 31, 2021
Property and equipment
Property and equipment

10. Property and equipment

The table below sets forth the components of property and equipment at December 31, 2021 and 2020:

($ in thousands)	2021	2020
Leasehold improvements	2,620	2,600
Fixtures, fittings and equipment	3,024	2,787
Computer, hardware and software	287	287
Right of use asset (property leases)	15,163	15,209
Property and equipment	21,094	20,883
Accumulated depreciation	(8,025)	(5,658)
Property and equipment, net	13,069	15,225